Note 13 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measurement as of December 31, 2022
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	Derivatives, asset current portion	$1,142,682	-	$1,142,682	-
Interest rate swap contracts, long-term portion	Derivatives, asset long-term portion	$2,669,244	-	$2,669,244	-
	Fair Value Measurement as of June 30, 2023
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, current portion	Derivatives, asset current portion	$444,068	-	$444,068	-
Interest rate swap contract, long-term portion	Derivatives, asset long-term portion	$73,007	-	$73,007	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of gain / (loss) recognized	Six Months Ended June 30, 2022	Six Months Ended June 30, 2023
Interest rate swap contract– Unrealized gain / (loss)	Gain on derivatives, net	2,410,656	(3,294,851)
Interest rate swap contract - Realized (loss) / gain	Gain on derivatives, net	(100,752)	4,038,484
Total gain on derivative		2,309,904	743,633